LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]

NOTE 6 – LONG-TERM DEBT

Long-term debt is as follows:

	December 31, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes were renegotiated on December 31, 2012.	—	98,659
Note payable issued on October 26, 2009, net of a discount of $0 and $0 discount, with interest at 8% to March 31, 2012 when the remaining balance was payable and convertible into shares of common stock at $.35 per share. The note was renegotiated in February 2013.	100,000	100,000
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and were convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading. Both notes were converted in May 2012, for 1,147,178 and 1,856,045 shares, respectively.	—	100,000
Note payable issued on June 12, 2010, net of a discount of $0 and $14,931. The note bears interest at 12% to March 31, 2012 when the remaining balance was payable, and is convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and was convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period. The note was converted in the first quarter of 2012 for 949,778 shares.	—	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and was convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period. The note was converted over the first two quarters of 2012 for 1,046,920 shares.	—	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and was convertible into shares of common stock at $.18 per share. The note was paid off in November 2012, and replaced by four convertible notes due April 6, 2013; see below.	—	100,000
Note payable issued on December 23, 2010, net of a discount of $0 and $4,960. The note bears interest at 10%, matures December 23, 2012 and was convertible into shares of common stock at $.084 per share. The note was renegotiated in February 2013.	16,800	11,840
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share. The note was converted in May 2012 along with a $185,299 Accounts Payable debt to the same note holder for 6,143,311 shares distributed to five shareholders.	—	457,300
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $0. The note bears interest at 12%, matures March 30, 2012 and was convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share. Two of the notes have been converted into 565,834 and 316,898 shares, respectively. The third note was paid off and replaced by four convertible notes due April 6, 2013; see below.	—	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012. The note was converted in June 2012 for 1,637,753 shares.	—	50,000
On November 6, 2012 the Company issued four convertible notes at 20% interest, each, net of an aggregate discount of $21,138, due on April 6, 2013.	122,774	—
Total	560,874	1,450,714
Less amount due within one year	471,574	820,561
Long-Term Debt	$89,300	$630,153

Cash payments for interest were $31,008 and $280 for 2012 and 2011, respectively.

Principal payments required during the years 2013 to 2015 are as follows:

2013	$492,712
2014	$0
2015	$89,300

The four renegotiated notes above, totaling $450,958 in principal and interest, will be paid for the next three (3) years as follows: $67,500 in 2013, $90,000 in 2014 and $97,500 in 2015. The remaining balance including attorney’s fees and interest is due on February 1, 2016. The debt is secured by 1 million shares of common stock held in escrow. The escrow account releases 1/3 or 333,333 shares per year to the Company if there is no default. If a default occurs the entire amount of stock left in escrow at the time of default is released to the former note holders.